Share-based Payments - Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options (Detail)	12 Months Ended
	Dec. 31, 2020 £ / shares	Dec. 31, 2020 £ / shares $ / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 £ / shares $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
2019 Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options over ADR Number outstanding at beginning of the year	798,050	798,050
Options over ADR Number granted during the year	1,167,836	1,167,836	801,200	801,200
Options over ADR Number cancelled during the year	(406)	(406)	(3,150)	(3,150)
Options over ADR Number forfeited during the year	(397,607)	(397,607)
Options over ADR Number outstanding at December 31	1,567,873	1,567,873	798,050	798,050
Options over ADR Number exercisable at December 31	259,829	259,829			259,829
WAEP options outstanding at beginning of the year		$ 4.29
WAEP options granted during the year		2.00		$ 4.29
WAEP options cancelled during the year		5.4		5.4
WAEP options forfeited during the year		2.87
WAEP options outstanding at December 31		$ 2.94		$ 4.29
WAEP options exercisable at December 31					$ 4.42
2019 Non-Executive Director Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options over ADR Number outstanding at beginning of the year	77,000	77,000
Options over ADR Number granted during the year	77,000	77,000	77,000	77,000
Options over ADR Number forfeited during the year	(4,584)	(4,584)
Options over ADR Number outstanding at December 31	149,416	149,416	77,000	77,000
Options over ADR Number exercisable at December 31	138,412	138,412	38,478	38,478	138,412	38,478
WAEP options outstanding at beginning of the year		$ 4.2
WAEP options granted during the year		1.84		$ 4.2
WAEP options forfeited during the year		1.84
WAEP options outstanding at December 31		$ 3.06		$ 4.2
WAEP options exercisable at December 31					$ 3.15	$ 4.2
Mereo BioPharma Group plc Share Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options over ADR Number outstanding at beginning of the year	1,524,065	1,524,065	1,881,555	1,881,555
Options over ADR Number cancelled during the year	0	0
Options over ADR Number forfeited during the year	(112,670)	(112,670)	(357,490)	(357,490)
Options over ADR Number outstanding at December 31	1,411,395	1,411,395	1,524,065	1,524,065
Options over ADR Number exercisable at December 31	1,210,410	1,210,410	40,141	40,141	1,210,410	40,141
WAEP options outstanding at beginning of the year | £ / shares	£ 3.07		£ 3.10
WAEP options cancelled during the year		$ 0
WAEP options forfeited during the year | £ / shares	3.03		3.21
WAEP options outstanding at December 31 | £ / shares	3.14		3.07
WAEP options exercisable at December 31 | £ / shares	£ 3.01	$ 3.01	£ 3.03	$ 3.03